Cover	May 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Entity File Number	001-05805
Entity Registrant Name	JPMORGAN CHASE & CO.
Entity Central Index Key	0000019617
Entity Tax Identification Number	13-2624428
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	383 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	212
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock
Trading Symbol	JPM
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Trading Symbol	JPM PR D
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	JPM PR C
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	JPM PR J
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Trading Symbol	JPM PR K
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	JPM PR L
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Trading Symbol	JPM PR M
Security Exchange Name	NYSE
Alerian MLP Index ETNs due May 24, 2024
Title of 12(b) Security	Alerian MLP Index ETNs due May 24, 2024
Trading Symbol	AMJ
Security Exchange Name	NYSEArca
Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Title of 12(b) Security	Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Trading Symbol	JPM/32
Security Exchange Name	NYSE